Share capital	9 Months Ended
Sep. 30, 2018
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Share capital
4.	Share capital

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	(43,054,969)	—	(4)	—	(4)

At September 30, 2018	4,554,081,081	3,745,486,731	383	309	692

At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	115,510,804	—	9	—	9

At September 30, 2017	4,544,414,617	3,745,486,731	383	309	692

1.	Share capital at September 30, 2018 also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At Royal Dutch Shell plc’s Annual General Meeting on May 22, 2018, the Board was authorised to allot ordinary shares in Royal Dutch Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Royal Dutch Shell plc, up to an aggregate nominal amount of €194 million (representing 2,771 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 22, 2019, and the end of the Annual General Meeting to be held in 2019, unless previously renewed, revoked or varied by Royal Dutch Shell plc in a general meeting.